Stock-Based Compensation - Summary of Assumptions Used in Black-Scholes Option Pricing Model (Detail)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.20%
Risk-free interest rate, minimum		4.12%	3.38%	3.38%	1.70%	0.66%
Risk-free interest rate, maximum		4.34%	4.22%	4.65%	4.21%	1.41%
Expected volatility	80.80%
Expected volatility, minimum		89.60%	76.30%	76.30%	77.70%	71.60%
Expected volatility, maximum		89.80%	81.30%	81.30%	81.90%	83.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected life of options (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Employee and Board of Directors Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options (in years)				6 years 3 months	6 years 3 months	6 years 3 months